Investment Securities [Text Block]	12 Months Ended
Dec. 31, 2013
Investment Securities [Text Block]

6. Investment Securities

Our portfolio of securities includes bonds, equity securities, asset- and mortgage-backed securities, interests in securitization trusts, and other investments. The cost, fair value, and gross unrealized gains and losses on available-for-sale securities were as follows.

	2013				2012
	Amortized cost	Gross unrealized		Fair value	Amortized cost	Gross unrealized		Fair value
December 31, ($ in millions)		gains	losses			gains	losses
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$1,495	$1	$(69)	$1,427	$2,212	$3	$(1)	$2,214
U.S. States and political subdivisions	316	—	(1)	315	—	—	—	—
Foreign government	287	4	(3)	288	295	8	—	303
Mortgage-backed residential (a)	11,131	49	(398)	10,782	6,779	130	(3)	6,906
Mortgage-backed commercial	39	—	—	39	—	—	—	—
Asset-backed	2,207	15	(3)	2,219	2,309	32	(1)	2,340
Corporate debt	1,052	23	(6)	1,069	1,209	57	(3)	1,263

Total debt securities	16,527	92	(480)	16,139	12,804	230	(8)	13,026
Equity securities	898	74	(28)	944	1,193	32	(73)	1,152

Total available-for-sale securities (b)	$17,425	$166	$(508)	$17,083	$13,997	$262	$(81)	$14,178

(a)	Residential mortgage-backed securities include agency-backed bonds totaling $8,266 million and $4,983 million at December 31, 2013, and December 31, 2012, respectively.

(b)	Certain entities related to our Insurance operations are required to deposit securities with state regulatory authorities. These deposited securities totaled $15 million and $15 million at December 31, 2013, and December 31, 2012, respectively.

The maturity distribution of available-for-sale debt securities outstanding is summarized in the following tables. Prepayments may cause actual maturities to differ from scheduled maturities.

	Total		Due in one year or less		Due after one year through five years		Due after five years through ten years		Due after ten years (a)
($ in millions)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2013
Fair value of available-for-sale debt securities (b)
U.S. Treasury and federal agencies	$1,427	1.3%	$9	3.0%	$766	1.2%	$652	1.3%	$—	—%
U.S. States and political subdivisions	315	3.3	39	1.3	10	0.6	102	2.6	164	4.3
Foreign government	288	2.7	18	2.7	105	2.4	164	2.9	1	2.7
Mortgage-backed residential	10,782	2.7	—	—	90	2.1	3	4.2	10,689	2.7
Mortgage-backed commercial	39	1.3	—	—	—	—	—	—	39	1.3
Asset-backed	2,219	2.0	76	2.4	1,483	1.9	491	1.9	169	2.7
Corporate debt	1,069	4.1	24	3.4	547	3.0	430	5.3	68	5.7

Total available-for-sale debt securities	$16,139	2.5	$166	2.3	$3,001	1.9	$1,842	2.5	$11,130	2.7

Amortized cost of available-for-sale debt securities	$16,527		$165		$3,000		$1,882		$11,480

December 31, 2012
Fair value of available-for-sale debt securities (b)
U.S. Treasury and federal agencies	$2,214	0.9%	$422	—%	$682	0.7%	$1,110	1.4%	$—	—%
Foreign government	303	2.5	1	2.2	136	1.8	166	3.0	—	—
Mortgage-backed residential	6,906	2.7	—	—	—	—	35	4.3	6,871	2.7
Asset-backed	2,340	2.1	—	—	1,543	2.0	510	1.7	287	3.3
Corporate debt	1,263	5.1	9	3.2	560	4.0	596	6.0	98	5.8

Total available-for-sale debt securities	$13,026	2.4	$432	0.1	$2,921	2.0	$2,417	2.6	$7,256	2.6

Amortized cost of available-for-sale debt securities	$12,804		$431		$2,880		$2,369		$7,124

(a)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment options.

(b)	Yields on tax-exempt obligations are computed on a tax-equivalent basis.

The balances of cash equivalents were $2.4 billion and $3.4 billion at December 31, 2013, and December 31, 2012, respectively, and were composed primarily of money market accounts and short-term securities, including U.S. Treasury bills.

The following table presents gross gains and losses realized upon the sales of available-for-sale securities and other-than-temporary impairment.

Year ended December 31, ($ in millions)	2013	2012	2011
Gross realized gains	$221	$241	$297
Gross realized losses	(21)	(34)	(28)
Other-than-temporary impairment	(20)	(61)	(11)

Other gain on investments, net	$180	$146	$258

The following table presents interest and dividends on available-for-sale securities.

Year ended December 31, ($ in millions)	2013	2012	2011
Taxable interest	$297	$262	$325
Taxable dividends	25	30	25
Interest and dividends exempt from U.S. federal income tax	3	—	—

Interest and dividends on available-for-sale securities	$325	$292	$350

Certain available-for-sale securities were sold at a loss in 2013, 2012, and 2011 as a result of market conditions within these respective periods (e.g., a downgrade in the rating of a debt security). The table below summarizes available-for-sale securities in an unrealized loss position in accumulated other comprehensive income. Based on the methodology described below that was applied to these securities, we believe that the unrealized losses relate to factors other than credit losses in the current market environment. As of December 31, 2013, we did not have the intent to sell the debt securities with an unrealized loss position in accumulated other comprehensive income, and it is not more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. As of December 31, 2013, we had the ability and intent to hold equity securities with an unrealized loss position in accumulated other comprehensive income, and it is not more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. As a result, we believe that the securities with an unrealized loss position in accumulated other comprehensive income are not considered to be other-than-temporarily impaired at December 31, 2013. Refer to Note 1 for additional information related to investment securities and our methodology for evaluating potential other-than-temporary impairments.

	2013				2012
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
December 31, ($ in millions)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$1,405	$(69)	$—	$—	$244	$(1)	$—	$—
U.S. States and political subdivisions	212	(1)	—	—	—	—	—	—
Foreign government	114	(3)	—	—	11	—	—	—
Mortgage-backed	7,503	(388)	100	(10)	493	(2)	23	(1)
Asset-backed	407	(3)	1	—	143	(1)	1	—
Corporate debt	310	(6)	3	—	120	(2)	15	(1)

Total temporarily impaired debt securities	9,951	(470)	104	(10)	1,011	(6)	39	(2)
Temporarily impaired equity securities	167	(12)	100	(16)	380	(39)	218	(34)

Total temporarily impaired available-for-sale securities	$10,118	$(482)	$204	$(26)	$1,391	$(45)	$257	$(36)